Income Taxes - Summary of Unused Non-capital Losses Expire (Details) - CAD ($)	Dec. 31, 2019	Apr. 23, 2019
United Kingdom
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	$ 28,427,000
United States
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	0	$ 15,820,000
Unused Non-capital Losses
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	416,816,000
Unused Non-capital Losses | Canada Federal
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	182,488,000
Unused Non-capital Losses | Canada Federal | 2027
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	3,510,000
Unused Non-capital Losses | Canada Federal | 2029
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	76,000
Unused Non-capital Losses | Canada Federal | 2030
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	977,000
Unused Non-capital Losses | Canada Federal | 2031
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	855,000
Unused Non-capital Losses | Canada Federal | 2032
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	4,215,000
Unused Non-capital Losses | Canada Federal | 2033
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	8,761,000
Unused Non-capital Losses | Canada Federal | 2034
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	9,156,000
Unused Non-capital Losses | Canada Federal | 2035
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	30,273,000
Unused Non-capital Losses | Canada Federal | 2036
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	25,800,000
Unused Non-capital Losses | Canada Federal | 2037
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	36,165,000
Unused Non-capital Losses | Canada Federal | 2038
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	24,109,000
Unused Non-capital Losses | Canada Federal | 2039
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	38,591,000
Unused Non-capital Losses | Canada Federal | Expiration
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	182,488,000
Unused Non-capital Losses | Canada Provincial
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	175,542,000
Unused Non-capital Losses | Canada Provincial | 2027
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	3,495,000
Unused Non-capital Losses | Canada Provincial | 2029
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	76,000
Unused Non-capital Losses | Canada Provincial | 2030
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	977,000
Unused Non-capital Losses | Canada Provincial | 2031
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	855,000
Unused Non-capital Losses | Canada Provincial | 2032
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	3,975,000
Unused Non-capital Losses | Canada Provincial | 2033
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	8,261,000
Unused Non-capital Losses | Canada Provincial | 2034
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	10,667,000
Unused Non-capital Losses | Canada Provincial | 2035
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	22,668,000
Unused Non-capital Losses | Canada Provincial | 2036
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	25,695,000
Unused Non-capital Losses | Canada Provincial | 2037
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	36,156,000
Unused Non-capital Losses | Canada Provincial | 2038
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	24,128,000
Unused Non-capital Losses | Canada Provincial | 2039
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	38,589,000
Unused Non-capital Losses | Canada Provincial | Expiration
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	175,542,000
Unused Non-capital Losses | Foreign Countries
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	243,108,000
Unused Non-capital Losses | Foreign Countries | 2027
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	4,877,000
Unused Non-capital Losses | Foreign Countries | 2028
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	5,645,000
Unused Non-capital Losses | Foreign Countries | 2029
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	2,716,000
Unused Non-capital Losses | Foreign Countries | 2030
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	5,487,000
Unused Non-capital Losses | Foreign Countries | 2031
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	6,518,000
Unused Non-capital Losses | Foreign Countries | 2034
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	2,592,000
Unused Non-capital Losses | Foreign Countries | 2035
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	13,368,000
Unused Non-capital Losses | Foreign Countries | 2036
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	23,799,000
Unused Non-capital Losses | Foreign Countries | 2037
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	32,763,000
Unused Non-capital Losses | Foreign Countries | Expiration
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	97,765,000
Unused Non-capital Losses | Foreign Countries | United Kingdom | Not Expiration
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	94,805,000
Unused Non-capital Losses | Foreign Countries | United States | Not Expiration
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	$ 50,538,000